Schedule of property and equipment (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Total	$ 600,401	$ 764,745	$ 971,528
Less: accumulated depreciation	(491,058)	(625,472)	(684,970)
Net book value	109,343	139,273	286,558
Production Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	507,110	645,918	742,860
Computer and Software [Member]
Property, Plant, and Equipment [Line Items]
Total	64,907	82,674	94,238
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total	5,059	6,444	9,070
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	3,697	4,709	6,689
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Total	19,628	25,000	117,803
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Total			$ 868